UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 0.9%
Bombardier, Inc., 6.125%, 1/15/23(1)	285	$288,919
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,571,150
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,090	1,173,113
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,453,912
TransDigm, Inc., 5.50%, 10/15/20	1,030	1,045,450
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,200,331
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,057,656
TransDigm, Inc., 6.50%, 5/15/25	440	453,200

		$15,243,731

Air Transportation — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	2,175	$2,188,594

		$2,188,594

Automotive & Auto Parts — 0.8%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	800	$838,000
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	3,172,000
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	341,220
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,396,460
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	6,962,631
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	717	732,545
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	434,175

		$13,877,031

Banks & Thrifts — 0.6%
Ally Financial, Inc., 3.50%, 1/27/19	240	$241,440
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,504,250
CIT Group, Inc., 5.375%, 5/15/20	55	57,750
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,375,594

		$10,179,034

Broadcasting — 1.4%
CBS Radio, Inc., 7.25%, 11/1/24(1)	3,150	$3,323,250
Meredith Corp., 6.875%, 2/1/26(1)	2,200	2,257,750
Netflix, Inc., 4.875%, 4/15/28(1)	640	636,000
Netflix, Inc., 5.50%, 2/15/22	1,790	1,901,875
Netflix, Inc., 5.875%, 2/15/25	2,155	2,311,841
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,603,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,972,550
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,096,812

		$23,103,703

Building Materials — 1.6%
Beacon Escrow Corp., 4.875%, 11/1/25(1)	2,885	$2,885,000
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	3,695	3,935,175

Security	Principal Amount* (000’s omitted)	Value
FBM Finance, Inc., 8.25%, 8/15/21(1)	4,940	$5,273,450
HD Supply, Inc., 5.75%, 4/15/24(1)	3,030	3,249,675
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,245	2,228,162
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	560	569,845
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	820	832,300
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	725	726,813
Jeld-Wen, Inc., 4.875%, 12/15/27(1)	725	727,719
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,059,737
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,100	3,309,250
USG Corp., 5.50%, 3/1/25(1)	345	364,406

		$27,161,532

Cable/Satellite TV — 6.8%
Altice Financing S.A., 6.625%, 2/15/23(1)	860	$873,244
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,520,800
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	6,514,950
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	995,463
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,310,125
Cablevision Systems Corp., 5.875%, 9/15/22	3,710	3,756,375
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,489,551
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,866,639
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	4,365	4,244,962
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,220,478
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,922,462
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,075,325
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,827,188
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	4,090	4,284,275
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	236,614
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	5,404	5,485,060
CSC Holdings, LLC, 5.25%, 6/1/24	385	376,338
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,396,500
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,593,353
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,609,104
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,511,856
DISH DBS Corp., 5.875%, 11/15/24	420	399,788
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,806,250
DISH DBS Corp., 7.75%, 7/1/26	2,950	3,042,187
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	8,848,427
SFR Group S.A., 7.375%, 5/1/26(1)	6,185	6,119,284
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	988,763
UPC Holding B.V., 5.50%, 1/15/28(1)	3,875	3,727,285
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,954,125
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,665,463
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,440,139
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,221,558
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	4,005	3,954,937

		$115,278,868

Capital Goods — 1.3%
Anixter, Inc., 5.50%, 3/1/23	2,335	$2,495,531
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	1,420	1,494,550
Wabash National Corp., 5.50%, 10/1/25(1)	2,215	2,242,687

Security	Principal Amount* (000’s omitted)		Value
Welbilt, Inc., 9.50%, 2/15/24		7,515	$8,529,525
Wittur International Holding GmbH, 8.50%, 2/15/23(1)	EUR	5,800	7,523,953

			$22,286,246

Chemicals — 1.5%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,532,838
Chemours Co. (The), 5.375%, 5/15/27		1,265	1,312,438
Chemours Co. (The), 7.00%, 5/15/25		1,295	1,421,263
Olin Corp., 5.00%, 2/1/30		1,625	1,629,062
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		4,125	4,265,456
PQ Corp., 6.75%, 11/15/22(1)		900	965,250
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,190,925
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,875,750
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620	2,724,800
Valvoline, Inc., 5.50%, 7/15/24		835	880,925
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,888,875
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,964,375
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,383,500
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	567,656

			$25,603,113

Consumer Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$1,029,413
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23		925	980,500
Spectrum Brands, Inc., 5.75%, 7/15/25		1,685	1,781,887
Vista Outdoor, Inc., 5.875%, 10/1/23		2,070	2,013,075

			$5,804,875

Containers — 2.7%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(4)	EUR	2,585	$3,435,400
ARD Finance S.A., 7.125%, 9/15/23(4)		2,135	2,225,737
ARD Securities Finance S.a.r.l., 8.75%, (8.75% Cash or 8.75% PIK), 1/31/23(1)(4)		3,910	4,056,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		1,540	1,552,736
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,674,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385	395,106
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,120	3,229,200
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145	6,627,075
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,851,862
BWAY Holding Co., 5.50%, 4/15/24(1)		4,355	4,523,756
BWAY Holding Co., 7.25%, 4/15/25(1)		3,065	3,206,756
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)		2,345	2,368,450
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985	4,241,534
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,101,341
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	268,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202	1,221,829
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		1,675	1,784,922

			$45,765,298

Diversified Financial Services — 2.2%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)		3,190	$3,221,900
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	2,423,925
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,034,725
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)		1,795	1,853,338

Security	Principal Amount* (000’s omitted)	Value
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	2,030	$2,095,975
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25(1)	1,740	1,774,800
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,357,875
Navient Corp., 5.50%, 1/15/19	2,490	2,537,260
Navient Corp., 7.25%, 1/25/22	45	48,895
Navient Corp., 8.00%, 3/25/20	6,065	6,571,124
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	8,490	8,405,100
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	2,855	2,831,803

		$37,156,720

Diversified Media — 0.7%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,127,850
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,198,249
MDC Partners, Inc., 6.50%, 5/1/24(1)	7,980	8,079,750
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,237,781

		$12,643,630

Energy — 13.7%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	2,145	$2,203,987
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	590	621,713
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	985	1,013,319
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	995	1,034,800
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	570	600,216
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,925,875
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,585	1,640,507
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,423,687
Antero Resources Corp., 5.625%, 6/1/23	1,390	1,445,600
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,640,600
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,485,550
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	2,195	2,271,825
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	4,370	4,716,869
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,805,116
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	5,065	5,172,631
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	654,360
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,527,350
Covey Park Energy, LLC/Covey Park Finance Corp., 7.50%, 5/15/25(1)	2,495	2,638,462
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	8,865	8,975,812
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,660	3,788,100
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,770	1,818,675
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,097,550
Diamondback Energy, Inc., 5.375%, 5/31/25	2,870	2,988,387
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,283,750
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,068,856
Energy Transfer Equity, L.P., 5.875%, 1/15/24	1,610	1,746,850
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,960,795
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,636,113
Ensco PLC, 7.75%, 2/1/26	2,880	2,871,000
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,951,087
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,089,150
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	5,537,431
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,359,375
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	6,064,762
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,280,813

Security	Principal Amount* (000’s omitted)	Value
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	$5,764,950
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,223,250
Matador Resources Co., 6.875%, 4/15/23	3,970	4,188,350
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	3,195	3,338,775
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,193,786
Nabors Industries, Inc., 5.75%, 2/1/25(1)	4,460	4,396,311
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,666,000
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,568,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	790,959
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	957,206
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	929,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,781,094
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,349,725
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,664,375
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,795	2,878,850
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,103,762
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	6,071,525
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,155	2,275,357
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,465,350
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,156,050
Precision Drilling Corp., 6.50%, 12/15/21	321	329,025
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,141,538
Precision Drilling Corp., 7.75%, 12/15/23	195	210,113
QEP Resources, Inc., 5.625%, 3/1/26	1,470	1,508,338
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,206,950
RSP Permian, Inc., 6.625%, 10/1/22	3,135	3,299,587
SESI, LLC, 7.75%, 9/15/24(1)	495	533,363
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,908,250
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,022,300
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)(5)	2,225	2,225,000
SM Energy Co., 5.625%, 6/1/25	1,850	1,840,750
SM Energy Co., 6.50%, 11/15/21	1,895	1,944,744
SM Energy Co., 6.50%, 1/1/23	2,820	2,890,500
SM Energy Co., 6.75%, 9/15/26	2,685	2,812,537
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,184,983
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	1,145	1,171,850
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	8,505	8,494,369
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,025,000
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,617,348
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,595	3,541,075
Weatherford International, Ltd., 8.25%, 6/15/23	755	800,300
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,932,675
Whiting Petroleum Corp., 5.75%, 3/15/21	500	518,750
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	4,550	4,663,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	5,835	6,053,812
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,286,762
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,345,375
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	3,223,116
WPX Energy, Inc., 7.50%, 8/1/20	1,246	1,351,910

		$232,187,968

Security	Principal Amount* (000’s omitted)	Value
Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	6,515	$6,360,269
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	490,875

		$6,851,144

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,182,625
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,856
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,757,425
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,699,140
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,919,681
Waste Pro USA, Inc., 5.50%, 2/15/26(1)(5)	1,475	1,508,188
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	1,079,000

		$17,340,915

Food & Drug Retail — 0.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	420	$376,950
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	1,770	1,690,350
Safeway, Inc., 7.45%, 9/15/27	3,054	2,672,250

		$4,739,550

Food/Beverage/Tobacco — 2.1%
Dean Foods Co., 6.50%, 3/15/23(1)	5,195	$5,156,037
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,387,425
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	533,025
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	1,040	1,053,000
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,487,400
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,143,596
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,394,587
Post Holdings, Inc., 5.50%, 3/1/25(1)	4,300	4,439,750
Post Holdings, Inc., 5.625%, 1/15/28(1)	3,600	3,592,260
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,056,325
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,753,306
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,901,938

		$35,898,649

Gaming — 3.4%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,415	$4,393,411
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,523,800
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,563,400
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	861,000
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,565,046
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,807,375
International Game Technology PLC, 6.50%, 2/15/25(1)	720	804,600
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,690	2,837,950
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,230	8,061,450
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,390	2,372,075
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	3,092,300
MGM Resorts International, 6.00%, 3/15/23	1,585	1,715,762
MGM Resorts International, 6.625%, 12/15/21	2,840	3,101,820
MGM Resorts International, 7.75%, 3/15/22	3,075	3,509,344

Security	Principal Amount* (000’s omitted)	Value
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,340	$1,417,050
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,793,137
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	2,003,962
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,774	1,312,785

		$57,736,267

Health Care — 8.7%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,935	$2,942,338
Centene Corp., 4.75%, 5/15/22	885	924,825
Centene Corp., 4.75%, 1/15/25	5,365	5,472,300
Centene Corp., 5.625%, 2/15/21	2,250	2,318,918
Centene Corp., 6.125%, 2/15/24	3,740	3,983,100
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	7,635	7,100,550
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)	860	878,275
Envision Healthcare Corp., 5.625%, 7/15/22	1,435	1,467,288
Envision Healthcare Corp., 6.25%, 12/1/24(1)	7,205	7,664,319
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,100,813
HCA, Inc., 5.25%, 6/15/26	2,745	2,877,584
HCA, Inc., 5.875%, 2/15/26	12,010	12,595,487
HCA, Inc., 6.50%, 2/15/20	505	539,719
HCA, Inc., 7.50%, 2/15/22	1,530	1,721,250
Hologic, Inc., 4.375%, 10/15/25(1)	2,420	2,426,050
Hologic, Inc., 5.25%, 7/15/22(1)	1,885	1,957,997
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	4,015,560
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	8,135	8,440,062
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,451,450
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	7,370,387
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	19,560,844
Polaris Intermediate Corp., 8.50%, 12/1/22(1)(4)	5,335	5,568,406
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,310,000
Teleflex, Inc., 4.875%, 6/1/26	1,740	1,781,325
Teleflex, Inc., 5.25%, 6/15/24	845	878,800
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,698,786
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,083,950
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,523,898
Tenet Healthcare Corp., 8.125%, 4/1/22	3,300	3,417,579
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	1,485	1,506,161
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,055	3,671,802
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	2,998,606
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,134,485
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	5,100	5,131,875
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	3,615	3,722,329
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,295,499

		$147,532,617

Homebuilders/Real Estate — 1.6%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	4,925	$5,035,812
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,269,350
Mattamy Group Corp., 6.50%, 10/1/25(1)	2,880	3,049,200
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,575	4,860,937
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,894,875

Security	Principal Amount* (000’s omitted)		Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		2,565	$2,729,930
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		4,724	5,326,590

			$27,166,694

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,312,600
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,173,258
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,285	1,323,550

			$9,809,408

Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,938,525
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)		5,745	5,974,800
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(4)		2,620	2,623,275
Hub International, Ltd., 7.875%, 10/1/21(1)		3,690	3,842,213

			$17,378,813

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,840	$2,935,850
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18		1,355	1,361,330
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		7,035	7,087,763
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,892,800

			$13,277,743

Metals/Mining — 4.0%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	$1,753,462
Constellium N.V., 4.25%, 2/15/26(1)	EUR	6,000	7,611,432
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,914,125
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,648,525
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,441,256
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,881,750
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		6,155	6,616,933
Freeport-McMoRan, Inc., 3.10%, 3/15/20		840	843,150
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,720,806
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,284,425
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,712,775
Imperial Metals Corp., 7.00%, 3/15/19(1)		935	892,925
New Gold, Inc., 6.25%, 11/15/22(1)		8,739	8,979,322
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,591,538
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)		465	480,113
Novelis Corp., 5.875%, 9/30/26(1)		3,480	3,593,100
Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,509,500
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)		3,270	3,441,675
Teck Resources, Ltd., 5.20%, 3/1/42		665	673,313
Teck Resources, Ltd., 5.40%, 2/1/43		1,545	1,595,213
Teck Resources, Ltd., 6.00%, 8/15/40		745	831,606
Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,839,437

			$67,856,381

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)		1,000	$1,015,000

			$1,015,000

Security	Principal Amount* (000’s omitted)	Value
Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,397,631
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(4)	687	687,859

		$4,085,490

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,989,488

		$7,989,488

Restaurants — 1.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$847,100
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	1,680	1,719,900
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	7,250	7,295,312
Golden Nugget, Inc., 6.75%, 10/15/24(1)	8,555	8,865,119
Golden Nugget, Inc., 8.75%, 10/1/25(1)	4,500	4,815,000
IRB Holding Corp., 6.75%, 2/15/26(1)(5)	2,360	2,395,400
Yum! Brands, Inc., 3.875%, 11/1/20	855	862,481
Yum! Brands, Inc., 3.875%, 11/1/23	265	265,994
Yum! Brands, Inc., 5.30%, 9/15/19	600	620,250

		$27,686,556

Services — 5.1%
Aramark Services, Inc., 5.125%, 1/15/24	3,695	$3,819,706
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,150	2,343,500
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	738,675
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,509,219
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,674,000
Cloud Crane, LLC, 10.125%, 8/1/24(1)	4,253	4,816,522
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,287,400
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	2,935	2,912,988
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,268,438
Gartner, Inc., 5.125%, 4/1/25(1)	2,910	3,032,802
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,335	1,202,368
Hertz Corp. (The), 6.25%, 10/15/22	985	950,525
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,395,938
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	3,310	3,363,787
Laureate Education, Inc., 8.25%, 5/1/25(1)	6,070	6,525,250
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	6,134	6,801,072
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,014,912
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,569,958
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	923,372
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,589,910
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,651,650
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,800	5,437,500
TMS International Corp., 7.25%, 8/15/25(1)	3,275	3,446,937
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,077,500
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,424,050
West Corp., 8.50%, 10/15/25(1)	3,690	3,653,100

		$87,431,079

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$1,006,375

Security	Principal Amount* (000’s omitted)	Value
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	$4,023,132
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	1,720	1,849,000
Steel Dynamics, Inc., 5.50%, 10/1/24	505	526,462
United States Steel Corp., 8.375%, 7/1/21(1)	863	932,040
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	331,138

		$8,668,147

Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	$1,909,939
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,545,750
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,425	3,399,312
L Brands, Inc., 6.875%, 11/1/35	3,235	3,323,963
L Brands, Inc., 8.50%, 6/15/19	3,620	3,918,650
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,364,174
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,233,138
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,154,800
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,181,406
PVH Corp., 7.75%, 11/15/23	3,385	4,078,925
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,663,312

		$35,773,369

Technology — 8.1%
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	$2,631,388
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,600,000
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	4,039,944
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,598,776
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,678,644
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,940	2,013,972
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	6,685	7,329,945
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,376,893
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,296,250
Entegris, Inc., 4.625%, 2/10/26(1)	2,980	3,006,075
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,151,800
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,885,975
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,697,713
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,647,581
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	3,120	3,198,000
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,447,813
Match Group, Inc., 6.375%, 6/1/24	1,990	2,159,150
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,875,200
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,314,925
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	7,492,944
Seagate HDD Cayman, 4.75%, 1/1/25	1,490	1,481,215
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,714,600
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	4,989,287
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,403,613
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,172,449
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,238,750
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	4,196,400
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	5,145	5,260,762
Western Digital Corp., 4.75%, 2/15/26(5)	7,360	7,470,400
Western Digital Corp., 7.375%, 4/1/23(1)	4,935	5,385,319

Security	Principal Amount* (000’s omitted)	Value
Western Digital Corp., 10.50%, 4/1/24	8,255	$9,672,796

		$138,428,579

Telecommunications — 6.7%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$1,982,397
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,252,200
CyrusOne, L.P./CyrusOne Finance Corp., 5.375%, 3/15/27	725	755,813
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	4,223,437
Equinix, Inc., 5.875%, 1/15/26	3,890	4,142,850
Frontier California, Inc., 6.75%, 5/15/27	895	801,025
Frontier Communications Corp., 6.25%, 9/15/21	1,320	1,085,700
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,228,500
Frontier Communications Corp., 7.625%, 4/15/24	285	189,525
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,493,638
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,831,404
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,233,756
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,175	3,365,500
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,350,812
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	2,930,156
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,667,962
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	2,960	2,729,712
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,144,575
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,411,463
Level 3 Parent, LLC, 5.75%, 12/1/22	750	759,375
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	2,220	2,247,750
SBA Communications Corp., 4.00%, 10/1/22(1)	2,295	2,272,050
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,877,787
Sprint Capital Corp., 6.875%, 11/15/28	5,860	6,072,425
Sprint Communications, Inc., 6.00%, 11/15/22	945	945,000
Sprint Communications, Inc., 7.00%, 8/15/20	2,835	2,999,209
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,938,859
Sprint Corp., 7.125%, 6/15/24	2,270	2,306,888
Sprint Corp., 7.25%, 9/15/21	5,930	6,316,695
Sprint Corp., 7.625%, 2/15/25	3,285	3,416,400
Sprint Corp., 7.875%, 9/15/23	16,705	17,686,419
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,219,090
T-Mobile USA, Inc., 4.75%, 2/1/28	1,450	1,457,250
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,306,156
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,155,129
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,240	2,282,112
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,081,475
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,794,387

		$113,954,881

Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, 7.00%, 3/1/21(1)	1,245	$1,238,775
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	1,386,963
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,461,082

		$7,086,820

Utilities — 2.6%
AES Corp. (The), 5.125%, 9/1/27	365	$383,250
AES Corp. (The), 5.50%, 3/15/24	1,330	1,376,949

Security	Principal Amount* (000’s omitted)	Value
AES Corp. (The), 5.50%, 4/15/25	285	$297,825
AES Corp. (The), 6.00%, 5/15/26	5,725	6,181,282
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,176,850
Calpine Corp., 5.75%, 1/15/25	2,195	2,085,250
Dynegy, Inc., 7.375%, 11/1/22	3,085	3,266,706
Dynegy, Inc., 7.625%, 11/1/24	2,185	2,371,599
Dynegy, Inc., 8.00%, 1/15/25(1)	1,785	1,950,113
Dynegy, Inc., 8.034%, 2/2/24	615	651,900
Dynegy, Inc., 8.125%, 1/30/26(1)	2,320	2,567,196
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,496,138
NRG Energy, Inc., 5.75%, 1/15/28(1)	3,070	3,078,289
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,574,439
NRG Yield Operating, LLC, 5.00%, 9/15/26	2,960	2,989,600
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,397,663
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	2,098,437
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,374,525

		$44,318,011

Total Corporate Bonds & Notes (identified cost $1,423,308,710)		$1,470,505,944

Senior Floating-Rate Loans — 4.6%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$948	$959,883
Navistar International Corp., Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	5,920	5,980,431

		$6,940,314

Broadcasting — 0.2%
Meredith Corp., Term Loan, Maturing 1/17/25(7)	$2,570	$2,600,118

		$2,600,118

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,125,778

		$2,125,778

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,577,212
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	875	889,219

		$8,466,431

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.19%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,042	$1,031,964

		$1,031,964

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Press Ganey Holdings, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing 10/21/23	$3,990	$4,038,117
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	2,626	2,658,776

		$6,696,893

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,990	$1,990,238

		$1,990,238

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.27%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$6,060	$5,705,490
Applied Systems, Inc., Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,773	2,804,679
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.06%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	1,341	1,352,519
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,203,988

		$12,066,676

Steel — 0.2%
Big River Steel, LLC, Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,703	$2,733,636

		$2,733,636

Technology — 1.1%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$8,978	$9,063,926
Riverbed Technology, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	832	821,715
Solera, LLC, Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	3,494	3,523,797
Veritas Bermuda Ltd., Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	5,579	5,617,003

		$19,026,441

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$8,900	$9,204,086
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/14/24(8)	1,640	1,651,275

		$10,855,361

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(8)	$500	$486,459
CEVA Intercompany B.V., Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	559	543,550
CEVA Logistics Canada, ULC, Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	96	93,715
CEVA Logistics US Holdings, Inc., Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	771	749,725

		$1,873,449

Utilities — 0.1%
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$1,080	$1,093,500

		$1,093,500

		Value
Total Senior Floating-Rate Loans (identified cost $76,619,418)		$77,500,799

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)	Value
Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,974,162

		$2,974,162

Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,608,587

		$1,608,587

Utilities — 1.3%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,130,604
NRG Yield, Inc., 3.25%, 6/1/20(1)	7,880	7,822,224
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,522,744
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,788,268

		$22,263,840

Total Convertible Bonds (identified cost $25,963,500)		$26,846,589

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(9)	$7,667	$7,746,103

Total Asset-Backed Securities (identified cost $7,609,675)		$7,746,103

Common Stocks — 2.6%

Security	Shares	Value
Consumer Products — 0.2%
Antero Midstream Partners, L.P.	25,000	$760,500
HF Holdings, Inc.(10)(11)(12)	13,600	292,808
Spectrum Brands Holdings, Inc.	20,000	2,369,200

		$3,422,508

Energy — 0.5%
Ascent CNR Corp., Class A(10)(11)(12)	6,273,462	$1,405,255
Holly Energy Partners, L.P.	90,000	2,825,100
Nine Point Energy Holdings, Inc.(10)(11)(12)	27,073	199,799
Seven Generations Energy, Ltd., Class A(10)	265,561	3,702,741

		$8,132,895

Security	Shares	Value
Entertainment/Film — 0.1%
AMC Entertainment Holdings, Inc.	75,000	$960,000

		$960,000

Gaming — 0.6%
Caesars Entertainment Corp.(10)	427,989	$5,970,446
Melco Resorts & Entertainment, Ltd. ADR	125,000	3,722,500
New Cotai Participation Corp., Class B(10)(11)(12)	7	37,275

		$9,730,221

Health Care — 0.5%
Acadia Healthcare Co., Inc.(10)	140,000	$4,771,200
Envision Healthcare Corp.(10)	90,100	3,242,699
NuVasive, Inc.(10)	12,694	620,356

		$8,634,255

Metals/Mining — 0.2%
Constellium N.V., Class A(10)	275,000	$3,533,750

		$3,533,750

Services — 0.1%
Laureate Education, Inc.(10)	167,103	$2,406,283

		$2,406,283

Technology — 0.4%
CommScope Holding Co., Inc.(10)	150,000	$5,794,500
Worldpay, Inc., Class A(10)	24,000	1,927,440

		$7,721,940

Utilities — 0.0%(13)
NextEra Energy Partners, L.P.	12,100	$543,411

		$543,411

Total Common Stocks (identified cost $45,778,114)		$45,085,263

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(10)(11)(12)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 0.9%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(10)(12)	8,415,190	$0

		$0

Security	Principal Amount/ Shares	Value
Gaming — 0.9%
PGP Investors, LLC, Membership Interests(10)(11)(12)	25,714	$15,145,711

		$15,145,711

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(12)	$695,000	$0

		$0

Total Miscellaneous (identified cost $8,868,750)		$15,145,711

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	30,709,655	$30,712,726

Total Short-Term Investments (identified cost $30,709,556)		$30,712,726

Total Investments — 98.4% (identified cost $1,619,448,723)		$1,674,410,705

Other Assets, Less Liabilities — 1.6%		$26,850,686

Net Assets — 100.0%		$1,701,261,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $921,376,395 or 54.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(5)	When-issued security.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(7)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(8)	Fixed-rate loan.

(9)	Multi-step coupon security. Interest rate represents the rate in effect at January 31, 2018.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Amount is less than 0.05%.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $114,776.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,592,781	EUR	3,020,250	State Street Bank and Trust Company	2/28/18	$—	$(163,152)
USD	3,766,310	CAD	4,638,023	State Street Bank and Trust Company	4/30/18	—	(8,383)
USD	3,862,767	EUR	3,097,787	State Street Bank and Trust Company	4/30/18	—	(5,788)
USD	11,382,563	EUR	9,127,885	State Street Bank and Trust Company	4/30/18	—	(16,453)

						$—	$(193,776)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At January 31, 2018, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,255
HF Holdings, Inc.	10/27/09	13,600	730,450	292,808
New Cotai Participation Corp., Class B	4/12/13	7	216,125	37,275
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	27,073	1,460,655	199,799

Total Common Stocks			$2,407,230	$1,935,137

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$15,145,711

Total Miscellaneous			$8,868,750	$15,145,711

Total Restricted Securities			$11,866,980	$17,948,418

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $193,776.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,470,505,944	$—	$1,470,505,944
Senior Floating-Rate Loans	—	77,500,799	—	77,500,799
Convertible Bonds	—	26,846,589	—	26,846,589
Asset-Backed Securities	—	7,746,103	—	7,746,103
Common Stocks	43,150,126	—	1,935,137	45,085,263
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	15,145,711	15,145,711
Short-Term Investments	—	30,712,726	—	30,712,726
Total Investments	$43,150,126	$1,613,312,161	$17,948,418	$1,674,410,705

Liability Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$(193,776)	$—	$(193,776)
Total	$—	$(193,776)	$—	$(193,776)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018